Investments and Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Investments and Fair Value of Financial Instruments

5. INVESTMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and/or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or developed by the Company. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

Level 1 - Valued based on quoted prices at the measurement date for identical assets or liabilities trading in active markets. Financial instruments in this category generally include actively traded equity securities.

Level 2 - Valued based on (a) quoted prices for similar assets or liabilities in active markets; (b) quoted prices for identical or similar assets or liabilities in markets that are not active; (c) inputs other than quoted prices that are observable for the asset or liability; or (d) from market corroborated inputs. Financial instruments in this category include certain corporate equities that are not actively traded or are otherwise restricted.

Level 3 - Valued based on valuation techniques in which one or more significant inputs is not readily observable. Included in this category are certain corporate debt instruments, certain private equity investments, and certain commitments and guarantees.

Investments at Fair Value:

As of September 30, 2020	Level 1	Level 2	Level 3	Total

Warrants - Affiliates	$-	$-	$1,731	$1,731
Government Bond	58,568	-	-	58,568

As of December 31, 2019	Level 1	Level 2	Level 3	Total

Warrants - Affiliates	$-	$-	$3,470	$3,470
Government Bond	74,485	-	-	74,485

A reconciliation of Level 3 assets is as follows:

Warrants - Affiliates

Balance - January 1, 2020	$3,470
Unrealized gain	(1,739)
Balance - September 30, 2020	$1,731

Investment at September 30, 2020, consisted of the Company’s investment in an Argentine government bond, purchased by the Company on December 3, 2019. The bond had an effective interest rate of 48% per annum and matures on December 31, 2020. The decrease in the government bond value was a result from the effects of fluctuations in the foreign currency exchange rate during the period.

Investment – related parties at September 30, 2020, consisted of retained certain affiliate warrants which are marked to market at each reporting date using the Black-Scholes option pricing model. The Company recorded unrealized losses on the affiliate warrants of $2,187 and $1,739 during the three and nine months ended September 30, 2020, respectively, and $1,029 and $2,802 during the three and nine months ended September 30, 2019, respectively, which are included in revenues on the accompanying unaudited condensed consolidated statements of operations.

The fair value of the Company’s derivative liabilities as of September 30, 2020 was de minimis (see Note 9 – Convertible Debt Obligations).

7. INVESTMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and/or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or developed by the Company. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

Level 1 - Valued based on quoted prices at the measurement date for identical assets or liabilities trading in active markets. Financial instruments in this category generally include actively traded equity securities.

Level 2 - Valued based on (a) quoted prices for similar assets or liabilities in active markets; (b) quoted prices for identical or similar assets or liabilities in markets that are not active; (c) inputs other than quoted prices that are observable for the asset or liability; or (d) from market corroborated inputs. Financial instruments in this category include certain corporate equities that are not actively traded or are otherwise restricted.

Level 3 - Valued based on valuation techniques in which one or more significant inputs is not readily observable. Included in this category are certain corporate debt instruments, certain private equity investments, and certain commitments and guarantees.

Investments at Fair Value:

As of December 31, 2019	Level 1	Level 2	Level 3	Total
Warrants - Affiliates	$-	$-	$3,470	$3,470
Government Bond	74,485	-	-	74,485

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Warrants - Affiliates	$-	$-	$7,840	$7,840

A reconciliation of Level 3 assets is as follows:

Warrants
Balance - January 1, 2018	$26,401
Unrealized loss	(18,561)
Balance - December 31, 2018	7,840
Unrealized loss	(4,370)
Balance - December 31, 2019	$3,470

Investment at December 31, 2019 consists of the Company’s investment in an Argentine government bond, purchased by the Company on December 3, 2019. The bond had an effective interest rate of 48% per annum and matures on December 31, 2020. There were no material unrealized gains or losses related to the Argentine government bond during the year ended December 31, 2019.

Investments – related party at December 31, 2019 consists of warrants for the purchase of common stock of a related, but independent, entity under common management, of which GGH’s Chief Executive Officer (“CEO”) is Chairman and Chief Executive Officer, and GGH’s Chief Financial Officer (“CFO”) is Chief Financial Officer (collectively referred to as “Related Party”). Warrants retained by the Company are marked-to-market at each reporting date using the Black-Scholes option pricing model. Unrealized losses on affiliate warrants of $4,370 were recorded during the year ended December 31, 2019 and $18,561 for the year ended December 31, 2018 are included in revenues on the accompanying consolidated statements of operations.

The fair value of the warrants was determined based on the Black-Scholes option pricing model, which requires the input of highly subjective assumptions, including the expected share price volatility. Given that such shares were not publicly-traded, the Company developed an expected volatility figure based on a review of the historical volatilities, over a period of time, of similarly positioned public companies within the industry.

The Company’s other short-term financial instruments include cash, accounts receivable, advances and loans to employees, accounts payable, accrued expenses, other liabilities, loans payable and debt obligations. The carrying values of these instruments approximate fair value, as they bear terms and conditions comparable to market, for obligations with similar terms and maturities.